LEASE OBLIGATIONS - Narrative (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)	1 year 2 months 12 days
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)	15 years